Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2017
Transactions And Balances With Related Parties
Transactions and Balances with Related Parties

Note 20 – Transactions and Balances with related parties

A.	Balances with related parties

	December 31,
	2016	2017
	Thousands NIS	Thousands NIS
Other payables	369	400

B.	Shareholders and other related parties benefits

	Year ended on December 31,
	2015	2016	2017
	Thousand NIS	Thousand NIS	Thousand NIS
Salaries and related expenses- related parties employed by the Group	4,192	5,764	3,944
Number of related parties	5	5	5
Compensation for directors not employed by the Group	2,643	2,838	1,778
Number of directors	8	8	9

C.	On February 16, 2015, the general meeting of the Company’s shareholders approved a private placement of 285,715 Ordinary Shares- see Note 12.B. In addition, on February 16, 2015, the Company’s general meeting of the Company’s shareholders approved the Company’s engagement in an agreement with Mr. Itschak Shrem for his services as chairman of the Company’s board of directors for a period of three years. In accordance with the terms of employment, Mr. Shrem will be entitled to a monthly salary of NIS 7,500, which will be increased to a total of NIS 10,000 if and when the Company completes fund raising of at least NIS 8,000,000, for 40% capacity employment. In addition, Mr. Shrem will be entitled, at no consideration, to a grant of 370,878 stock options- see Note 18.B.

D.	On July 20, 2015, the general meeting of the Company’s shareholders approved the terms of employment of the four controlling shareholders of the Company, in their capacities as officers and directors of the Company, as set forth below: Mr. Amit Dror, who serves as Chief Executive Officer of the Company, Mr. Dagi Ben-Noon, who then served as Chief Operating Officer, Mr. Simon Anthony-Fried, who serves as Chief Marketing Officer, and Mr. Sharon Fima, who then served as Chief Technologies Officer. Under the approved terms of employment, each of the controlling shareholders will be entitled, during a period of three years and in consideration for a full-time position, to a monthly salary of approximately NIS 37,000, in addition to social benefits as customary. In addition, the general meeting of the Company’s shareholders approved a grant of 1,600,000 stock options (non-tradable) to the four controlling shareholders (divided equally among them), which are exercisable into 1,600,000 Ordinary Shares. Additionally, the general meeting of the Company’s shareholders approved the update to the terms of employment of Mr. Itschak Shrem, in his capacity as chairman of the Company’s board of directors for a period of three years. Mr. Shrem will be entitled to a monthly salary of NIS 30,000, for a 75% position. In addition, the general meeting of the Company’s shareholders approved a grant of 760,000 share options (non-tradable) to four directors of the Company (400,000 of which are granted to the chairman of the board), which are exercisable into 760,000 Ordinary Shares.

E.	On December 31, 2015, the general meeting of the Company’s shareholders approved to amend the notice period of the four controlling shareholders of the Company: Mr. Amit Dror, who serves as Chief Executive Officer of the Company, Mr. Dagi Ben-Noon, who then served as Chief Operating Officer, Mr. Simon Anthony-Fried, who serves as Chief Marketing Officer, and Mr. Sharon Fima, who then served as Chief Technologies Officer, to a period of 6 months. The general meeting of the Company’s shareholders also approved to amend the Company’s compensation policy accordingly.

F.	On December 31, 2015, the general meeting of the Company’s shareholders approved to grant Ofir Baharav, a director, 250,000 stock options (non-tradable), which are exercisable into 250,000 Ordinary Shares, at an exercise price of NIS 9 per share. On April 19, 2017, the general meeting of the Company’s shareholders approved to reduce the exercise price to NIS 6.75 per share.

G.	On January 27, 2016, pursuant to an exercise of 3,746,161 warrants by Mr. Amit Dror, who serves as Chief Executive Officer of the Company, Mr. Dagi Ben-Noon, who serves as Chief Operating Officer, Mr. Simon Anthony-Fried, who serves as Chief Marketing Officer, and Mr. Sharon Fima, who serves as Chief Technologies Officer, and in consideration of approximately NIS 3,242 thousands, the Company issued 3,746,161 Ordinary Shares.

H.	On April 19, 2017, the general meeting of the Company’s shareholders approved the immediate acceleration of the unvested options granted to Yoel Yogev and Zvika Yemini in 2015, and that their options shall remain exercisable for an extended period of time until November 2020, subject to their resignation from the Company’s Board of Directors.

I.	On April 19, 2017, the general meeting of the Company’s shareholders approved to grant Avi Reichental, a director, 275,000 stock options (non-tradable), which are exercisable into 275,000 Ordinary Shares, at an exercise price of NIS 6.50 per share.

J.	On November 20, 2017, the board of directors of the Company approved a non-exceptional transactions in which Mr. Avi Reichental, a director of the Company, has a personal interest, for an open innovation and show room agreements between Nano Dimension USA Inc. and XponentialWorks and Techniplas, whereby the Company will lease space and use sales and marketing services in favor of the customer experience center in Ventura, as well as establish a cooperation in the field of car electronics starting on December 1, 2017.